EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Disclosure of joint ventures	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,204	$3,578
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,873	1,946
Manhattan West, New York	Property holding company	United States	56%	56%	1,956	1,918
BPYU JV Pool A	Property holding company	United States	50%	50%	1,745	1,882
BPYU JV Pool B	Property holding company	United States	51%	51%	1,175	1,366
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	846	832
BPYU JV Pool C	Property holding company	United States	50%	50%	702	777
Grace Building, New York	Property holding company	United States	50%	50%	747	716
BPYU JV Pool D	Property holding company	United States	48%	48%	564	649
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	389	466
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	423	414
One Liberty Plaza, New York	Property holding company	United States	51%	51%	381	409
680 George Street, Sydney	Property holding company	Australia	50%	50%	327	340
Brookfield Brazil Retail Fundo de Investimento em Participaçõe	Holding company	Brazil	46%	46%	237	335
Baybrook Mall, Texas	Property holding company	United States	51%	51%	266	332
Brookfield D.C. Office Partners LLC ("D.C. Venture"), Washington, D.C.	Property holding company	United States	51%	51%	277	283
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	251	282
BPYU JV Pool F	Property holding company	United States	51%	51%	261	278
BPYU JV Pool G	Property holding company	United States	68%	68%	246	254
Miami Design District, Florida	Property holding company	United States	22%	22%	234	252
Other(2)	Various	Various	14% - 55%	14% - 55%	3,053	3,119
					19,157	20,428
Associates
Various	Various	Various	16% -31%	23% - 31%	268	336
					268	336
Total					$19,425	$20,764
(1) Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Other joint ventures consists of approximately 36 joint ventures.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2020 and December 31, 2019:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Equity accounted investments, beginning of period	$20,764	$22,698
Additions	191	684
Disposals and return of capital distributions	(40)	(764)
Share of net earnings from equity accounted investments	(793)	1,969
Distributions received	(186)	(470)
Foreign currency translation	(385)	127
Reclassification from (to) assets held for sale(1)	223	(189)
Impact of deconsolidation due to loss of control(2)	—	(1,434)
Other comprehensive income and other(3)	(349)	(1,857)
Equity accounted investments, end of period	$19,425	$20,764
(1)The partnership’s interest in the Diplomat Resort and Spa (“Diplomat”) in Florida was reclassified from assets held for sale in the second quarter of 2020.
(2)The prior year includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See above for further information.
(3)The partnership acquired an incremental interest in Park Meadows in Colorado, Towson Town Center in Maryland, Perimeter Mall in Georgia, Shops at Merrick Park in Florida and 730 Fifth Avenue in New York during 2019, bringing its ownership in each of the malls to 100%. As a result, the partnership now consolidates its interest in the assets. The partnership also acquired an incremental interest in One and Two London Wall Place in London during 2019. As a result, the partnership now consolidates its interest in the assets.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2020			Dec. 31, 2019
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Core Office
United States	Discounted cash flow	6.8%	5.0%	11	6.8%	4.9%	11
Australia	Discounted cash flow	6.4%	5.2%	10	6.5%	5.2%	10
Europe	Discounted cash flow	4.7%	4.7%	9	4.6%	5.0%	10
Core Retail
United States	Discounted cash flow	6.3%	4.9%	10	6.3%	4.9%	10
LP Investments - Office	Discounted cash flow	6.0%	5.3%	10	6.0%	5.3%	10
LP Investments - Retail	Discounted cash flow	7.4%	6.1%	10	7.4%	6.2%	10
Multifamily(1)	Direct capitalization	4.4%	n/a	n/a	5.3%	n/a	n/a
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Disclosure of associates

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,204	$3,578
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,873	1,946
Manhattan West, New York	Property holding company	United States	56%	56%	1,956	1,918
BPYU JV Pool A	Property holding company	United States	50%	50%	1,745	1,882
BPYU JV Pool B	Property holding company	United States	51%	51%	1,175	1,366
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	846	832
BPYU JV Pool C	Property holding company	United States	50%	50%	702	777
Grace Building, New York	Property holding company	United States	50%	50%	747	716
BPYU JV Pool D	Property holding company	United States	48%	48%	564	649
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	389	466
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	423	414
One Liberty Plaza, New York	Property holding company	United States	51%	51%	381	409
680 George Street, Sydney	Property holding company	Australia	50%	50%	327	340
Brookfield Brazil Retail Fundo de Investimento em Participaçõe	Holding company	Brazil	46%	46%	237	335
Baybrook Mall, Texas	Property holding company	United States	51%	51%	266	332
Brookfield D.C. Office Partners LLC ("D.C. Venture"), Washington, D.C.	Property holding company	United States	51%	51%	277	283
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	251	282
BPYU JV Pool F	Property holding company	United States	51%	51%	261	278
BPYU JV Pool G	Property holding company	United States	68%	68%	246	254
Miami Design District, Florida	Property holding company	United States	22%	22%	234	252
Other(2)	Various	Various	14% - 55%	14% - 55%	3,053	3,119
					19,157	20,428
Associates
Various	Various	Various	16% -31%	23% - 31%	268	336
					268	336
Total					$19,425	$20,764
(1) Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Other joint ventures consists of approximately 36 joint ventures.
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Non-current assets	$73,927	$75,715
Current assets	3,974	4,386
Total assets	77,901	80,101
Non-current liabilities	28,892	30,093
Current liabilities	7,293	5,786
Total liabilities	36,185	35,879
Net assets	41,716	44,222
Partnership’s share of net assets	$19,425	$20,764

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Revenue	$1,031	$1,161	$2,274	$2,542
Expenses	724	783	1,550	1,685
Income from equity accounted investments(1)	9	52	27	62
Income before fair value gains, net	316	430	751	919
Fair value (losses) gains, net	(1,791)	1,137	(2,271)	1,182
Net (loss) income	(1,475)	1,567	(1,520)	2,101
Partnership’s share of net (losses) earnings	$(757)	$826	$(793)	$1,090
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.